POST BALANCE SHEET EVENTS (Details) (EUR €) In Millions, unless otherwise specified	0 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended
	Nov. 23, 2012	Dec. 31, 2012	Feb. 12, 2013 KARELA S.A	Dec. 31, 2012 KARELA S.A	Dec. 31, 2012 Cyprus Operations	Apr. 29, 2013 Bank	Jan. 16, 2013 Bank	Nov. 23, 2012 Bank
ASSETS
Cash and balances with central banks		€ 2,065
Due from banks		4,693		3
Financial assets at fair value through profit or loss and derivatives		2,598
Loans and advances to customers		43,171
Net Loans					901
Investment securities		9,469			148
Investment property				122
Other assets		5,657		1
Total assets		67,653		126
LIABILITIES
Due to banks		31,819		55
Deposits					890
Derivative financial instruments		2,677		4
Due to customers		30,752
Debt securities in issue & other borrowed funds		1,365
Other liabilities		1,695		10
Total liabilities		68,308		69
Shareholder's Equity					101
Net Interest Income before provisions for loan losses					37
Provisions for loan losses					(12)
Net Interest Income after provisions for loan losses					25
Non Interest Inome/ expense					(28)
Income / (loss) before income tax					€ (3)
Subsequent Events Textuals [Abstract]
Subsequent Event Description	Maximum number of 552,948,427 of Euro 2.2 per share, ordinary shares of Eurobank to be subscrided for the Bank's share capital increase. The increase was partially covered (84.5%) through the acquisition of 466,397,790 EUROBANK shares		Acquisition of KARELA SA			Increase of the nominal value of common share from Euro 1.0 to Euro 10.0 and reduction of the total number of existing common shares of the Bank from 1,226,601,200 to 122,660,120 new common shares through reverse split at a ratio of 10 existing common shares of the Bank to one new common share and reduction of the nominal value of the share from Euro 10.0 to Euro 0.30 with the purpose of creating a special reserve of equal amount. The General Meeting also approved the issuance of contingent convertible securities redeemable by the Bank up to Euro 1,900 million. Share capital increase up to Euro 9,756 million.	Disposal of Asteras SA	Reduction of nominal value per ordinary share of the Bank from Euro 5.0 to Euro 1.0.